Changes in Carrying Amount of Goodwill (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Line Items]
Beginning balance		$ 25,331	$ 24,639
Acquisitions (Note 2)		2,310	2,038
Reclassifications, adjustments and other		(436)	(1,346)
Ending balance		27,205	25,331
Wireless
Goodwill [Line Items]
Beginning balance		18,393	18,390
Acquisitions (Note 2)			3
Ending balance		18,393	18,393
Wireline
Goodwill [Line Items]
Beginning balance		4,331	6,249
Reclassifications, adjustments and other		(547)	(1,918)
Ending balance		3,784	4,331
Other Operating Segments
Goodwill [Line Items]
Beginning balance		2,607
Acquisitions (Note 2)		2,310	2,035
Reclassifications, adjustments and other	$ 100	111	572
Ending balance		$ 5,028	$ 2,607